Regulatory Requirements - Schedule of Capital Requirements (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Capital Requirements [Abstract]
Minimum liquid capital requirements, Grande Capital	$ 384,615	$ 384,615
Capital levels maintained, Grande Capital	$ 833,950	$ 2,465,656